Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 03, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net cash provided by (used in) operating activities		¥ 1,438,850	$ 225,786	¥ 42,297	¥ (280,058)
Cash flows from investing activities
Net cash (used in)/provided by investing activities		5,115	803	(49,576)	(16,330)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	¥ 770,673
Proceeds from issuance of ordinary shares upon IPO					544,122
Payment for repurchase of ordinary shares		103,543	16,248	23,915
Proceeds from Issuance of Ordinary Shares and Warrants					669,559
Net cash provided by (used in) financing activities		905,854	142,149	(111,940)	277,951
Net increase (decrease) in cash and cash equivalents		2,349,819	368,738	(119,219)	(18,437)
Effect of exchange rate changes on cash		(13,919)	(2,184)	(9,823)	(1,927)
Cash and cash equivalents, and restricted cash at the beginning of year		395,804	62,110	524,846	545,210
Cash and cash equivalents, and restricted cash at the end of year		2,731,704	428,664	395,804	524,846
Parent Company
Cash flows from operating activities
Receipt of refund from depository bank		0	0	13,285	0
Other cash used in operating activities		(6,462)	(1,014)	(1)	(39)
Net cash provided by (used in) operating activities		(6,462)	(1,014)	13,284	(39)
Cash flows from investing activities
Decrease (increase) in receivables from subsidiaries		(871,194)	(136,709)	28,451	(1,252,029)
Net cash (used in)/provided by investing activities		(871,194)	(136,709)	28,451	(1,252,029)
Cash flows from financing activities
Proceeds from issuance of ordinary shares		0	0	0	669,559
Proceeds from issuance of ordinary shares upon IPO		0	0	0	582,449
Payment for repurchase of ordinary shares		(103,543)	(16,248)	(23,915)	0
Prepayment under share repurchase agreement		(573)	(90)	(16,146)	0
Payment for cost of issuance		(519)	(81)	0	0
Proceeds from Issuance of Ordinary Shares and Warrants		1,029,455	161,544	0	0
Net cash provided by (used in) financing activities		924,820	145,125	(40,061)	1,252,008
Net increase (decrease) in cash and cash equivalents		47,164	7,402	1,674	(60)
Effect of exchange rate changes on cash		(16,451)	(2,582)	(1,541)	74
Cash and cash equivalents, and restricted cash at the beginning of year		147	23	14	0
Cash and cash equivalents, and restricted cash at the end of year		¥ 30,860	$ 4,843	¥ 147	¥ 14